GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Financial Statements

Year ended December 31, 2021

(With Report of Independent Registered Public Accounting Firm Thereon)

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Year ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Genworth Life Insurance Company of New York and

Contract Owners of Genworth Life of New York VA Separate Account 2:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise the Genworth Life of New York VA Separate Account 2 (the Separate Account) as of December 31, 2021, the related statements of operations for the year or period then ended and changes in net assets for each of the years or periods in the two-year period then ended, and the related notes including the financial highlights in Note 6 for each of the years or periods presented in the five year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights in Note 6 for each of the years or periods presented in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 1996.

Richmond, Virginia

April 18, 2022

Appendix

Statement of assets and liabilities as of December 31, 2021, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio — Class A

AB Trust

AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust)

Invesco Capital Appreciation Fund — Class A (1)

AIM Equity Funds (Invesco Equity Funds)

Invesco Charter Fund — Class A

Invesco Main Street Fund® — Class A (1)

AIM Growth Series (Invesco Growth Series)

Invesco Main Street Mid Cap Fund® — Class A (1)

AIM International Mutual Funds (Invesco International Mutual Funds)

Invesco Global Fund — Class A (1)

AIM Sector Funds (Invesco Sector Funds)

Invesco Comstock Fund — Class A (2)

Allspring Funds Trust

Allspring Classic Value Fund — Class A (1) (2)

Allspring Disciplined U.S. Core Fund — Class A (1) (2)

Allspring Treasury Plus Money Market Fund — Class A (1)

American Century Capital Portfolios, Inc.

American Century Equity Income Fund — A Class

American Century Government Income Trust

American Century Inflation — Adjusted Bond Fund — Advisor Class

BlackRock Global Allocation Fund, Inc.

BlackRock Global Allocation Fund — Investor A

BlackRock Large Cap Focus Value Fund, Inc.

BlackRock Large Cap Focus Value Fund, Inc. — Investor A (1) (2)

Calamos Investment Trust

Calamos Growth Fund — Class A

Cohen & Steers Global Realty Shares, Inc.

Cohen & Steers Global Realty Shares — Class A

Columbia Acorn Trust

Columbia Acorn Fund — Class A

Columbia Funds Series Trust

Columbia Large Cap Growth Opportunity Fund — Class A (1)

Columbia Select Mid Cap Value Fund — Class A

Davis New York Venture Fund, Inc.

Davis New York Venture Fund — Class A

Eaton Vance Mutual Funds Trust

Eaton Vance Floating-Rate Fund — Class A

Eaton Vance Special Investment Trust

Eaton Vance Large-Cap Value Fund — Class A

Federated Hermes Equity Funds

Federated Hermes Kaufmann Fund — Class A (1)

Fidelity Advisor Series I

Fidelity Advisor® Balanced Fund — Class A

Fidelity Advisor® Equity Growth Fund — Class A

Fidelity Advisor® Leveraged Company Stock Fund — Class A

Fidelity Advisor Series II

Fidelity Advisor® Mid Cap II Fund — Class A

Fidelity Contrafund

Fidelity Advisor® New Insights Fund — Class A

Franklin Fund Allocator Series

Franklin Global Allocation Fund — Class A (1)

Franklin Value Investors Trust

Franklin Small Cap Value Fund — Class A (2)

JPMorgan Trust II

JPMorgan Core Bond Fund — Class A

JPMorgan Investor Growth & Income Fund — Class A (2)

Janus Investment Fund

Janus Henderson Forty Fund — Class A

Legg Mason Global Asset Management Trust

ClearBridge Value Trust — Class FI

Legg Mason Partners Variable Equity Trust

ClearBridge Aggressive Growth Fund — Class FI

Lord Abbett Affiliated Fund, Inc.

Lord Abbett Affiliated Fund — Class A

Lord Abbett Bond-Debenture Fund, Inc.

Lord Abbett Bond-Debenture Fund — Class A

Lord Abbett Mid Cap Stock Fund, Inc.

Lord Abbett Mid Cap Stock Fund — Class A

PIMCO Funds

PIMCO High Yield Fund — Class A

PIMCO Long-Term U.S. Government Fund — Class A

PIMCO Low Duration Fund — Class A

PIMCO Total Return Fund — Class A

Prudential Jennison Natural Resources Fund, Inc.

PGIM Jennison Natural Resources Fund, Inc. — Class A

Putnam Investment Funds

Putnam International Capital Opportunities Fund — Class A

T. Rowe Price Capital Appreciation Fund

T. Rowe Price Capital Appreciation Fund — Advisor Class

T. Rowe Price Equity Income Fund

T. Rowe Price Equity Income Fund — Advisor Class

T. Rowe Price Growth Stock Fund, Inc.

T. Rowe Price Growth Stock Fund — Advisor Class

The AB Portfolios

AB All Market Total Return Portfolio — Class A

AB Wealth Appreciation Strategy — Class A (2)

Thornburg Investment Trust

Thornburg International Equity Fund — Class A (1)

Thornburg Small/Mid Cap Growth Fund — Class A (1)

Virtus Investment Trust

Virtus NFJ International Value Fund — Class A (1)

Virtus NFJ Large-Cap Value Fund — Class A (1)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations and changes in net assets for the period from inception to December 31, 2021:

Prudential Investment Portfolios 18

PGIM Jennison Focused Growth Fund — Class A (inception December 10, 2021)

The Advisors’ Inner Circle Fund III

First Foundation Total Return Fund — Class A (inception January 11, 2021)

Statement of assets and liabilities as of December 31, 2021, the related statements of operations for the year then ended, and changes in net assets for the period from August 7, 2020 (inception) to December 31, 2021:

Columbia Acorn Trust

Columbia Acorn International Select — Class A

Statement of assets and liabilities as of December 31, 2021, the related statements of operations for the period from January 1, 2021 to the liquidation date and changes in net assets for the period from January 1, 2020 to the liquidation date.

Prudential Investment Portfolios 18

PGIM Jennison 20/20 Focus Fund — Class A (liquidation date December 10, 2021)

Highland Funds II

Highland Total Return Fund — Class A (liquidation date January 11, 2021)

(1)	See Note 1 to the financial statements for the former name of the subaccount.
(2)	Available as investment options for contracts, but not shown on the statements as there was no activity from January 1, 2020 through December 31, 2021.

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GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities

December 31, 2021

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

Assets:
Investments at fair value (note 2b)	$2	$—	$1	$29,897	$297,775
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	2	—	1	29,897	297,775

Liabilities:
Accrued expenses payable to affiliate (note 4b)	2	—	1	1	12
Payable for units withdrawn	—	—	—	3	1
Total liabilities	2	—	1	4	13

Net assets	$—	$—	$—	$29,893	$297,762

Investments in securities at cost	$1	$—	$1	$32,147	$326,214
Shares outstanding	—	—	—	1,550	5,231

	Cohen & Steers Global Realty Shares, Inc.	Columbia Acorn Trust		Columbia Funds Series Trust

	Cohen & Steers Global Realty Shares — Class A	Columbia Acorn Fund — Class A	Columbia Acorn International Select — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A

Assets:
Investments at fair value (note 2b)	$1	$129,429	$325,985	$45,518	$6,300
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	1	129,429	325,985	45,518	6,300

Liabilities:
Accrued expenses payable to affiliate (note 4b)	1	2	13	2	—
Payable for units withdrawn	—	2	2	3	1
Total liabilities	1	4	15	5	1

Net assets	$—	$129,425	$325,970	$45,513	$6,299

Investments in securities at cost	$1	$165,095	$320,121	$55,271	$4,762
Shares outstanding	—	12,930	9,201	2,398	450

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2021

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	Allspring Funds Trust	American Century Capital Portfolios, Inc.	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	Calamos Investment Trust

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class	American Century Inflation — Adjusted Bond Fund — Advisor Class	BlackRock Global Allocation Fund — Investor A	Calamos Growth Fund — Class A

$—	$30,577	$—	$—	$106,973	$245,580	$63,068
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	30,577	—	—	106,973	245,580	63,068

—	4	—	—	4	11	3
—	233	—	—	—	189	2
—	237	—	—	4	200	5

$—	$30,340	$—	$—	$106,969	$245,380	$63,063

$—	$26,637	$—	$—	$101,339	$222,206	$60,527
—	246	—	—	8,331	11,807	1,550

Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust	Federated Hermes Equity Funds	Fidelity Advisor Series I

Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A

$12,481	$49,386	$30,135	$16,371	$7,000	$29,728	$30,963
—	147	—	—	—	—	—
—	—	—	—	—	—	—
12,481	49,533	30,135	16,371	7,000	29,728	30,963

—	2	1	—	—	1	1
1	2	3	1	1	3	622
1	4	4	1	1	4	623

$12,480	$49,529	$30,131	$16,370	$6,999	$29,724	$30,340

$13,126	$49,642	$23,572	$15,454	$4,137	$26,375	$27,587
432	5,427	1,242	2,451	245	1,724	550

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2021

	Fidelity Advisor Series II	Fidelity Contrafund	Franklin Fund Allocator Series	Highland Funds II	JPMorgan Trust II

	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Highland Total Return Fund — Class A	JPMorgan Core Bond Fund — Class A

Assets:
Investments at fair value (note 2b)	$—	$63,777	$384,704	$—	$427,086
Dividend receivable	—	—	—	—	—
Receivable for units sold	—	—	—	—	—
Total assets	—	63,777	384,704	—	427,086

Liabilities:
Accrued expenses payable to affiliate (note 4b)	—	3	17	—	18
Payable for units withdrawn	—	2	—	—	1
Total liabilities	—	5	17	—	19

Net assets	$—	$63,772	$384,687	$—	$427,067

Investments in securities at cost	$—	$54,277	$297,520	$—	$432,456
Shares outstanding	—	1,586	25,733	—	36,132

	PIMCO Funds (continued)			Prudential Investment Portfolios 18

	PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison 20/20 Focus Fund — Class A	PGIM Jennison Focused Growth Fund — Class A

Assets:
Investments at fair value (note 2b)	$381,020	$322,352	$350,781	$—	$45,763
Dividend receivable	476	182	548	—	—
Receivable for units sold	—	—	234	—	—
Total assets	381,496	322,534	351,563	—	45,763

Liabilities:
Accrued expenses payable to affiliate (note 4b)	16	13	15	—	2
Payable for units withdrawn	1	—	—	—	1
Total liabilities	17	13	15	—	3

Net assets	$381,479	$322,521	$351,548	$—	$45,760

Investments in securities at cost	$423,382	$326,876	$357,852	$—	$46,556
Shares outstanding	70,822	32,893	34,156	—	2,035

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2021

Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond- Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond-Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

$—	$3	$46,519	$30,119	$43,463	$1	$157,371
—	—	—	—	116	—	709
—	—	—	—	—	—	—
—	3	46,519	30,119	43,579	1	158,080

—	3	2	1	2	1	7
—	—	3	3	1	—	—
—	3	5	4	3	1	7

$—	$—	$46,514	$30,115	$43,576	$—	$158,073

$—	$3	$56,973	$22,685	$44,182	$1	$156,610
—	—	309	1,622	5,193	—	17,428

Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios	The Advisors’ Inner Circle Fund III

PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	First Foundation Total Return Fund — Class A

$—	$30,323	$6,274	$30,043	$59,932	$76,285	$81,241
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	30,323	6,274	30,043	59,932	76,285	81,241

—	1	—	(1)	3	3	3
—	2	1	3	152	1	—
—	3	1	2	155	4	3

$—	$30,320	$6,273	$30,041	$59,777	$76,281	$81,238

$—	$25,990	$5,132	$23,871	$57,493	$62,078	$80,253
—	720	172	837	581	4,595	2,933

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Assets and Liabilities — Continued

December 31, 2021

	Thornburg Investment Trust		Virtus Investment Trust

	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

Assets:
Investments at fair value (note 2b)	$4	$30,196	$12,588	$291,981
Dividend receivable	—	—	—	—
Receivable for units sold	—	—	—	—
Total assets	4	30,196	12,588	291,981

Liabilities:
Accrued expenses payable to affiliate (note 4b)	4	1	—	12
Payable for units withdrawn	—	3	1	1
Total liabilities	4	4	1	13

Net assets	$—	$30,192	$12,587	$291,968

Investments in securities at cost	$4	$41,782	$10,386	$242,183
Shares outstanding	—	914	566	8,500

See accompanying notes to financial statements.

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GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations

	AB Cap Fund, Inc.	AB Trust	AIM Counselor Series Trust (Invesco Counselor Series Trust)	AIM Equity Funds (Invesco Equity Funds)

	AB Small Cap Growth Portfolio — Class A	AB International Value Fund — Class A	Invesco Capital Appreciation Fund — Class A	Invesco Charter Fund — Class A	Invesco Main Street Fund® — Class A

	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$—	$101	$1,678
Mortality and expense risk and administrative charges (note 4a)	486	—	—	211	2,087
Net investment income (expense)	(486)	—	—	(110)	(409)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	14,653	—	—	218	1,863
Change in unrealized appreciation (depreciation)	(10,319)	—	—	(2,250)	(28,439)
Capital gain distributions	—	—	—	4,095	46,416
Net realized and unrealized gain (loss) on investments	4,334	—	—	2,063	19,840

Increase (decrease) in net assets from operations	$3,848	$—	$—	$1,953	$19,431

	Cohen & Steers Global Realty Shares, Inc.	Columbia Acorn Trust		Columbia Funds Series Trust

	Cohen & Steers Global Realty Shares — Class A	Columbia Acorn Fund — Class A	Columbia Acorn International Select — Class A	Columbia Large Cap Growth Opportunity Fund — Class A	Columbia Select Mid Cap Value Fund — Class A

	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$1,056	$1,333	$1,482	$—	$19
Mortality and expense risk and administrative charges (note 4a)	490	1,986	3,028	322	104
Net investment income (expense)	566	(653)	(1,546)	(322)	(85)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	16,866	(2,717)	11,581	(89)	410
Change in unrealized appreciation (depreciation)	(7,303)	(20,190)	(6,193)	(9,752)	782
Capital gain distributions	—	33,545	12,418	10,804	516
Net realized and unrealized gain (loss) on investments	9,563	10,638	17,806	963	1,708

Increase (decrease) in net assets from operations	$10,129	$9,985	$16,260	$641	$1,623

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

AIM Growth Series (Invesco Growth Series)	AIM International Mutual Funds (Invesco International Mutual Funds)	Allspring Funds Trust	American Century Capital Portfolios, Inc.	American Century Government Income Trust	BlackRock Global Allocation Fund, Inc.	Calamos Investment Trust

Invesco Main Street Mid Cap Fund® — Class A	Invesco Global Fund — Class A	Allspring Treasury Plus Money Market Fund — Class A	American Century Equity Income Fund — A Class	American Century Inflation — Adjusted Bond Fund — Advisor Class	BlackRock Global Allocation Fund — Investor A	Calamos Growth Fund — Class A

Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

$—	$—	$1	$480	$4,648	$2,354	$—
783	1,096	194	487	1,689	3,899	1,536
(783)	(1,096)	(193)	(7)	2,959	(1,545)	(1,536)

27,589	30,753	—	11,257	5,725	9,613	19,270
(13,554)	(18,165)	—	(5,359)	(3,312)	(17,727)	(3,788)
—	2,055	—	—	—	21,002	6,782
14,035	14,643	—	5,898	2,413	12,888	22,264

$13,252	$13,547	$(193)	$5,891	$5,372	$11,343	$20,728

Davis New York Venture Fund, Inc.	Eaton Vance Mutual Funds Trust	Eaton Vance Special Investment Trust	Federated Hermes Equity Funds	Fidelity Advisor Series I

Davis New York Venture Fund — Class A	Eaton Vance Floating-Rate Fund — Class A	Eaton Vance Large-Cap Value Fund — Class A	Federated Hermes Kaufmann Fund — Class A	Fidelity Advisor® Balanced Fund — Class A	Fidelity Advisor® Equity Growth Fund — Class A	Fidelity Advisor® Leveraged Company Stock Fund — Class A

Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

$32	$2,371	$454	$—	$55	$—	$38
500	1,157	699	752	205	2,516	513
(468)	1,214	(245)	(752)	(150)	(2,516)	(475)

3,578	(331)	10,485	7,394	16,185	58,990	909
(2,603)	1,265	(1,468)	(5,037)	(13,731)	(16,708)	3,195
4,195	—	1,829	1,407	434	3,391	2,778
5,170	934	10,846	3,764	2,888	45,673	6,882

$4,702	$2,148	$10,601	$3,012	$2,738	$43,157	$6,407

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Fidelity Advisor Series II	Fidelity Contrafund	Franklin Fund Allocator Series	Highland Funds II	JPMorgan Trust II

	Fidelity Advisor® Mid Cap II Fund — Class A	Fidelity Advisor® New Insights Fund — Class A	Franklin Global Allocation Fund — Class A	Highland Total Return Fund — Class A	JPMorgan Core Bond Fund — Class A

	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Period from January 1 to January 11, 2021	Year Ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$3,239	$—	$11,406
Mortality and expense risk and administrative charges (note 4a)	—	1,358	6,154	85	9,615
Net investment income (expense)	—	(1,358)	(2,915)	(85)	1,791

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	—	20,420	15,818	19,795	3,494
Change in unrealized appreciation (depreciation)	—	(8,305)	23,930	(18,964)	(27,142)
Capital gain distributions	—	8,027	—	—	3,191
Net realized and unrealized gain (loss) on investments	—	20,142	39,748	831	(20,457)

Increase (decrease) in net assets from operations	$—	$18,784	$36,833	$746	$(18,666)

	PIMCO Funds (continued)			Prudential Investment Portfolios 18

	PIMCO Long- Term U.S. Government Fund — Class A	PIMCO Low Duration Fund — Class A	PIMCO Total Return Fund — Class A	PGIM Jennison 20/20 Focus Fund — Class A	PGIM Jennison Focused Growth Fund — Class A

	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Period from January 1 to December 10, 2021	Period from December 10 to December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$4,580	$1,951	$9,926	$—	$—
Mortality and expense risk and administrative charges (note 4a)	4,387	5,307	7,988	438	41
Net investment income (expense)	193	(3,356)	1,938	(438)	(41)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	(17,907)	(749)	(4,717)	(11,849)	(9)
Change in unrealized appreciation (depreciation)	(16,080)	(4,621)	(11,796)	(2,229)	(793)
Capital gain distributions	18,042	—	—	16,545	—
Net realized and unrealized gain (loss) on investments	(15,945)	(5,370)	(16,513)	2,467	(802)

Increase (decrease) in net assets from operations	$(15,752)	$(8,726)	$(14,575)	$2,029	$(843)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

Janus Investment Fund	Legg Mason Global Asset Management Trust	Legg Mason Partners Variable Equity Trust	Lord Abbett Affiliated Fund, Inc.	Lord Abbett Bond- Debenture Fund, Inc.	Lord Abbett Mid Cap Stock Fund, Inc.	PIMCO Funds

Janus Henderson Forty Fund — Class A	ClearBridge Value Trust — Class FI	ClearBridge Aggressive Growth Fund — Class FI	Lord Abbett Affiliated Fund — Class A	Lord Abbett Bond-Debenture Fund — Class A	Lord Abbett Mid Cap Stock Fund — Class A	PIMCO High Yield Fund — Class A

Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

$—	$—	$—	$1,909	$675	$—	$5,373

585	—	326	2,347	313	588	1,925
(585)	—	(326)	(438)	362	(588)	3,448

21,104	—	(277)	62,479	(20)	19,144	530
(7,604)	—	(10,453)	(22,101)	(718)	(7,561)	(1,866)
—	—	9,264	740	154	—	—
13,500	—	(1,466)	41,118	(584)	11,583	(1,336)

$12,915	$—	$(1,792)	$40,680	$(222)	$10,995	$2,112

Prudential Jennison Natural Resources Fund, Inc.	Putnam Investment Funds	T. Rowe Price Capital Appreciation Fund	T. Rowe Price Equity Income Fund	T. Rowe Price Growth Stock Fund, Inc.	The AB Portfolios	The Advisors’ Inner Circle Fund III

PGIM Jennison Natural Resources Fund, Inc. — Class A	Putnam International Capital Opportunities Fund — Class A	T. Rowe Price Capital Appreciation Fund — Advisor Class	T. Rowe Price Equity Income Fund — Advisor Class	T. Rowe Price Growth Stock Fund — Advisor Class	AB All Market Total Return Portfolio — Class A	First Foundation Total Return Fund — Class A

Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Period from January 11 to December 31, 2021

$—	$383	$37	$1,513	$—	$—	$1,286

488	698	1,274	1,789	1,310	1,157	1,020
(488)	(315)	(1,237)	(276)	(1,310)	(1,157)	266

21,899	11,608	30,426	44,235	31,390	14,065	1,655
(12,582)	(7,750)	(13,499)	(15,116)	(20,656)	(10,395)	988
—	3,206	487	1,984	5,049	6,733	9,713
9,317	7,064	17,414	31,103	15,783	10,403	12,356

$8,829	$6,749	$16,177	$30,827	$14,473	$9,246	$12,622

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Operations — Continued

	Thornburg Investment Trust		Virtus Investment Trust

	Thornburg International Equity Fund — Class A	Thornburg Small/Mid Cap Growth Fund — Class A	Virtus NFJ International Value Fund — Class A	Virtus NFJ Large-Cap Value Fund — Class A

	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021	Year Ended December 31, 2021

Investment income and expense:
Income — Ordinary dividends	$—	$—	$400	$1,719
Mortality and expense risk and administrative charges (note 4a)	581	210	695	4,172
Net investment income (expense)	(581)	(210)	(295)	(2,453)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss)	15,420	(278)	14,711	31,584
Change in unrealized appreciation (depreciation)	(10,473)	(11,586)	(8,144)	16,042
Capital gain distributions	—	9,921	—	15,478
Net realized and unrealized gain (loss) on investments	4,947	(1,943)	6,567	63,104

Increase (decrease) in net assets from operations	$4,366	$(2,153)	$6,272	$60,651

See accompanying notes to financial statements.

[THIS PAGE INTENTIONALLY LEFT BLANK]

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets

	AB Cap Fund, Inc.		AB Trust		AIM Counselor Series Trust (Invesco Counselor Series Trust)

	AB Small Cap Growth Portfolio — Class A		AB International Value Fund — Class A		Invesco Capital Appreciation Fund — Class A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(486)	$(397)	$—	$(642)	$—	$(806)
Net realized gain (loss) on investments	14,653	2,481	—	(7,749)	—	16,530
Change in unrealized appreciation (depreciation) on investments	(10,319)	10,319	—	(3,359)	—	(2,741)
Capital gain distributions	—	5,916	—	—	—	—
Increase (decrease) in net assets from operations	3,848	18,319	—	(11,750)	—	12,983

From capital transactions (note 4):
Transfers for contract benefits and terminations	(5,283)	(6,141)	—	(11,122)	—	(11,338)
Administrative expenses	(545)	(468)	—	(807)	—	(1,002)
Transfers between subaccounts (including fixed account), net	(59,756)	50,026	—	(66,815)	—	(111,733)
Increase (decrease) in net assets from capital transactions	(65,584)	43,417	—	(78,744)	—	(124,073)
Increase (decrease) in net assets	(61,736)	61,736	—	(90,494)	—	(111,090)
Net assets at beginning of year	61,736	—	—	90,494	—	111,090
Net assets at end of year	$—	$61,736	$—	$—	$—	$—

Change in units (note 5):
Units purchased	208	1,794	—	3,897	—	584
Units redeemed	(1,490)	(512)	—	(17,357)	—	(6,180)
Net increase (decrease) in units from capital transactions with contract owners	(1,282)	1,282	—	(13,460)	—	(5,596)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

AIM Equity Funds (Invesco Equity Funds)				AIM Growth Series (Invesco Growth Series)		AIM International Mutual Funds (Invesco International Mutual Funds)		Allspring Funds Trust

Invesco Charter Fund — Class A		Invesco Main Street Fund® — Class A		Invesco Main Street Mid Cap Fund® — Class A		Invesco Global Fund — Class A		Allspring Treasury Plus Money Market Fund — Class A

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(110)	$—	$(409)	$(3,267)	$(783)	$(1,703)	$(1,096)	$(1,029)	$(193)	$(52)
218	—	1,863	44,811	27,589	(1,293)	30,753	8,822	—	—
(2,250)	—	(28,439)	(43,291)	(13,554)	4,138	(18,165)	6,336	—	—
4,095	—	46,416	—	—	4,676	2,055	4,222	—	—
1,953	—	19,431	(1,747)	13,252	5,818	13,547	18,351	(193)	(52)

(7,180)	—	(88,260)	(48,759)	(33,451)	(20,747)	(10,549)	(13,312)	(47,196)	(63,492)
(258)	—	(2,637)	(4,035)	(887)	(2,053)	(1,251)	(1,218)	(267)	—
35,378	—	369,228	(399,694)	(65,281)	(57,999)	(78,065)	31,391	47,656	63,544
27,940	—	278,331	(452,488)	(99,619)	(80,799)	(89,865)	16,861	193	52
29,893	—	297,762	(454,235)	(86,367)	(74,981)	(76,318)	35,212	—	—
—	—	—	454,235	86,367	161,348	106,658	71,446	—	—
$29,893	$—	$297,762	$—	$—	$86,367	$30,340	$106,658	$—	$—

1,557	—	13,200	2,553	120	2,004	239	3,225	12,588	7,023
(388)	—	(3,678)	(23,010)	(3,869)	(5,793)	(3,509)	(2,505)	(12,588)	(7,023)
1,169	—	9,522	(20,457)	(3,749)	(3,789)	(3,270)	720	—	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	American Century Capital Portfolios, Inc.		American Century Government Income Trust		BlackRock Global Allocation Fund, Inc.

	American Century Equity Income Fund — A Class		American Century Inflation — Adjusted Bond Fund — Advisor Class		BlackRock Global Allocation Fund — Investor A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(7)	$186	$2,959	$(722)	$(1,545)	$(2,774)
Net realized gain (loss) on investments	11,257	350	5,725	10,151	9,613	7,477
Change in unrealized appreciation (depreciation) on investments	(5,359)	5,359	(3,312)	11,587	(17,727)	22,935
Capital gain distributions	—	—	—	—	21,002	18,905
Increase (decrease) in net assets from operations	5,891	5,895	5,372	21,016	11,343	46,543

From capital transactions (note 4):
Transfers for contract benefits and terminations	(5,384)	(6,124)	(25,981)	(72,086)	(26,516)	(3,899)
Administrative expenses	(550)	(456)	(2,080)	(4,499)	(4,001)	(4,636)
Transfers between subaccounts (including fixed account), net	(61,191)	61,919	(11,115)	(170,162)	8,748	(41,737)
Increase (decrease) in net assets from capital transactions	(67,125)	55,339	(39,176)	(246,747)	(21,769)	(50,272)
Increase (decrease) in net assets	(61,234)	61,234	(33,804)	(225,731)	(10,426)	(3,729)
Net assets at beginning of year	61,234	—	140,773	366,504	255,806	259,535
Net assets at end of year	$—	$61,234	$106,969	$140,773	$245,380	$255,806

Change in units (note 5):
Units purchased	85	3,289	2,378	4,670	2,732	1,172
Units redeemed	(2,943)	(431)	(5,439)	(25,401)	(4,049)	(4,450)
Net increase (decrease) in units from capital transactions with contract owners	(2,858)	2,858	(3,061)	(20,731)	(1,317)	(3,278)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Calamos Investment Trust		Cohen & Steers Global Realty Shares, Inc.		Columbia Acorn Trust				Columbia Funds Series Trust

Calamos Growth Fund — Class A		Cohen & Steers Global Realty Shares — Class A		Columbia Acorn Fund — Class A		Columbia Acorn International Select — Class A		Columbia Large Cap Growth Opportunity Fund — Class A

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Period from August 7 to December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(1,536)	$(1,147)	$566	$444	$(653)	$(1,453)	$(1,546)	$(486)	$(322)	$—
19,270	(1,544)	16,866	1,732	(2,717)	(7,848)	11,581	296	(89)	—
(3,788)	16,768	(7,303)	(1,453)	(20,190)	17,433	(6,193)	12,057	(9,752)	—
6,782	8,840	—	—	33,545	16,515	12,418	—	10,804	—
20,728	22,917	10,129	723	9,985	24,647	16,260	11,867	641	—

(73,652)	(3,422)	(5,389)	(12,884)	(42,482)	(2,030)	(125,660)	(5,688)	(13,263)	—
(1,601)	(1,224)	(554)	(1,072)	(1,844)	(1,432)	(3,732)	(611)	(399)	—
30,343	(9,670)	(65,991)	6,003	59,253	(7,427)	350,042	83,492	58,534	—
(44,910)	(14,316)	(71,934)	(7,953)	14,927	(10,889)	220,650	77,193	44,872	—
(24,182)	8,601	(61,805)	(7,230)	24,912	13,758	236,910	89,060	45,513	—
87,245	78,644	61,805	69,035	104,513	90,755	89,060	—	—	—
$63,063	$87,245	$—	$61,805	$129,425	$104,513	$325,970	$89,060	$45,513	$—

2,647	655	84	1,899	2,870	694	31,929	11,120	2,367	—
(4,130)	(1,321)	(4,435)	(2,202)	(2,262)	(1,088)	(13,609)	(3,368)	(620)	—
(1,483)	(666)	(4,351)	(303)	608	(394)	18,320	7,752	1,747	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Columbia Funds Series Trust (continued)		Davis New York Venture Fund, Inc.		Eaton Vance Mutual Funds Trust

	Columbia Select Mid Cap Value Fund — Class A		Davis New York Venture Fund — Class A		Eaton Vance Floating-Rate Fund — Class A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(85)	$(230)	$(468)	$(526)	$1,214	$3,698
Net realized gain (loss) on investments	410	(15,461)	3,578	597	(331)	(11,403)
Change in unrealized appreciation (depreciation) on investments	782	5,294	(2,603)	3,778	1,265	2,172
Capital gain distributions	516	2,043	4,195	1,884	—	53
Increase (decrease) in net assets from operations	1,623	(8,354)	4,702	5,733	2,148	(5,480)

From capital transactions (note 4):
Transfers for contract benefits and terminations	(247)	(6,682)	(28,358)	(3,025)	(23,961)	(54,964)
Administrative expenses	(94)	(736)	(529)	(861)	(1,381)	(3,274)
Transfers between subaccounts (including fixed account), net	(1,117)	(55,893)	(780)	(18,194)	(31,017)	(97,754)
Increase (decrease) in net assets from capital transactions	(1,458)	(63,311)	(29,667)	(22,080)	(56,359)	(155,992)
Increase (decrease) in net assets	165	(71,665)	(24,965)	(16,347)	(54,211)	(161,472)
Net assets at beginning of year	6,134	77,799	37,445	53,792	103,740	265,212
Net assets at end of year	$6,299	$6,134	$12,480	$37,445	$49,529	$103,740

Change in units (note 5):
Units purchased	14	1,388	202	624	476	2,188
Units redeemed	(78)	(5,083)	(1,431)	(1,645)	(4,564)	(14,216)
Net increase (decrease) in units from capital transactions with contract owners	(64)	(3,695)	(1,229)	(1,021)	(4,088)	(12,028)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Eaton Vance Special Investment Trust		Federated Hermes Equity Funds		Fidelity Advisor Series I

Eaton Vance Large-Cap Value Fund — Class A		Federated Hermes Kaufmann Fund — Class A		Fidelity Advisor® Balanced Fund — Class A		Fidelity Advisor® Equity Growth Fund — Class A		Fidelity Advisor® Leveraged Company Stock Fund — Class A

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(245)	$(141)	$(752)	$(616)	$(150)	$(147)	$(2,516)	$(1,878)	$(475)	$(17)
10,485	(338)	7,394	1,028	16,185	4,328	58,990	5,636	909	—
(1,468)	(2,138)	(5,037)	4,397	(13,731)	2,104	(16,708)	20,060	3,195	180
1,829	491	1,407	5,091	434	1,460	3,391	32,050	2,778	—
10,601	(2,126)	3,012	9,900	2,738	7,745	43,157	55,868	6,407	163

(12,545)	(17,495)	(5,240)	(6,077)	(37,055)	(6,683)	(39,649)	(22,007)	(1,931)	—
(810)	(1,433)	(752)	(658)	(305)	(675)	(2,811)	(2,243)	(591)	—
(28,697)	(27,518)	(55,865)	59,078	(1,672)	(3,733)	(268,446)	265,855	(3,195)	29,487
(42,052)	(46,446)	(61,857)	52,343	(39,032)	(11,091)	(310,906)	241,605	(5,717)	29,487
(31,451)	(48,572)	(58,845)	62,243	(36,294)	(3,346)	(267,749)	297,473	690	29,650
61,582	110,154	75,215	12,972	43,293	46,639	297,473	—	29,650	—
$30,131	$61,582	$16,370	$75,215	$6,999	$43,293	$29,724	$297,473	$30,340	$29,650

179	1,605	414	2,405	4	119	501	10,328	103	1,542
(2,309)	(4,440)	(2,316)	(508)	(1,662)	(691)	(8,241)	(1,887)	(363)	—
(2,130)	(2,835)	(1,902)	1,897	(1,658)	(572)	(7,740)	8,441	(260)	1,542

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Fidelity Advisor Series II		Fidelity Contrafund		Franklin Fund Allocator Series

	Fidelity Advisor® Mid Cap II Fund — Class A		Fidelity Advisor® New Insights Fund — Class A		Franklin Global Allocation Fund — Class A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$—	$(525)	$(1,358)	$(1,866)	$(2,915)	$7,967
Net realized gain (loss) on investments	—	1,676	20,420	14,919	15,818	4,018
Change in unrealized appreciation (depreciation) on investments	—	(4,483)	(8,305)	1,585	23,930	(28,420)
Capital gain distributions	—	—	8,027	6,880	—	16,091
Increase (decrease) in net assets from operations	—	(3,332)	18,784	21,518	36,833	(344)

From capital transactions (note 4):
Transfers for contract benefits and terminations	—	(6,519)	(64,702)	(15,045)	(48,605)	(19,380)
Administrative expenses	—	(645)	(1,376)	(2,138)	(7,940)	(8,148)
Transfers between subaccounts (including fixed account), net	—	(61,295)	28,764	(108,012)	(2,767)	10,053
Increase (decrease) in net assets from capital transactions	—	(68,459)	(37,314)	(125,195)	(59,312)	(17,475)
Increase (decrease) in net assets	—	(71,791)	(18,530)	(103,677)	(22,479)	(17,819)
Net assets at beginning of year	—	71,791	82,302	185,979	407,166	424,985
Net assets at end of year	$—	$—	$63,772	$82,302	$384,687	$407,166

Change in units (note 5):
Units purchased	—	1,046	1,324	897	1,679	1,701
Units redeemed	—	(4,896)	(2,363)	(5,969)	(5,590)	(2,941)
Net increase (decrease) in units from capital transactions with contract owners	—	(3,850)	(1,039)	(5,072)	(3,911)	(1,240)

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

Highland Funds II		JPMorgan Trust II		Janus Investment Fund		Legg Mason Global Asset Management Trust		Legg Mason Partners Variable Equity Trust

Highland Total Return Fund — Class A		JPMorgan Core Bond Fund — Class A		Janus Henderson Forty Fund — Class A		ClearBridge Value Trust — Class FI		ClearBridge Aggressive Growth Fund — Class FI

Period from January 1 to January 11, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

$(85)	$(661)	$1,791	$4,731	$(585)	$(360)	$—	$(3,245)	$(326)	$—
19,795	7,399	3,494	15,782	21,104	1,503	—	7,021	(277)	—
(18,964)	(321)	(27,142)	7,510	(7,604)	7,605	—	(45,882)	(10,453)	—
—	—	3,191	12,958	—	5,573	—	—	9,264	2
746	6,417	(18,666)	40,981	12,915	14,321	—	(42,106)	(1,792)	2

—	(24,717)	(253,693)	(199,840)	(8,624)	(6,678)	—	(47,668)	(16,081)	—
—	(1,835)	(11,364)	(12,883)	(665)	(563)	—	(4,000)	(406)	—
(87,166)	(600)	(98,868)	241,814	(80,108)	69,402	—	(359,969)	64,793	(2)
(87,166)	(27,152)	(363,925)	29,091	(89,397)	62,161	—	(411,637)	48,306	(2)
(86,420)	(20,735)	(382,591)	70,072	(76,482)	76,482	—	(453,743)	46,514	—
86,420	107,155	809,658	739,586	76,482	—	—	453,743	—	—
$—	$86,420	$427,067	$809,658	$—	$76,482	$—	$—	$46,514	$—

8	301	6,030	26,177	126	3,027	—	6,987	2,344	—
(6,179)	(2,459)	(31,796)	(24,392)	(2,572)	(581)	—	(33,595)	(640)	—
(6,171)	(2,158)	(25,766)	1,785	(2,446)	2,446	—	(26,608)	1,704	—

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Lord Abbett Affiliated Fund, Inc.		Lord Abbett Bond- Debenture Fund, Inc.		Lord Abbett Mid Cap Stock Fund, Inc.

	Lord Abbett Affiliated Fund — Class A		Lord Abbett Bond- Debenture Fund — Class A		Lord Abbett Mid Cap Stock Fund — Class A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(438)	$1,123	$362	$—	$(588)	$(23)
Net realized gain (loss) on investments	62,479	251	(20)	—	19,144	92
Change in unrealized appreciation (depreciation) on investments	(22,101)	21,275	(718)	—	(7,561)	2,337
Capital gain distributions	740	—	154	—	—	—
Increase (decrease) in net assets from operations	40,680	22,649	(222)	—	10,995	2,406

From capital transactions (note 4):
Transfers for contract benefits and terminations	(35,975)	(33,522)	(10,957)	—	(56,163)	(3,146)
Administrative expenses	(2,642)	(3,018)	(381)	—	(678)	(709)
Transfers between subaccounts (including fixed account), net	(246,143)	177,776	55,136	—	(3,879)	3,812
Increase (decrease) in net assets from capital transactions	(284,760)	141,236	43,798	—	(60,720)	(43)
Increase (decrease) in net assets	(244,080)	163,885	43,576	—	(49,725)	2,363
Net assets at beginning of year	274,195	110,310	—	—	49,725	47,362
Net assets at end of year	$30,115	$274,195	$43,576	$—	$—	$49,725

Change in units (note 5):
Units purchased	494	12,913	2,933	—	335	991
Units redeemed	(14,212)	(3,745)	(633)	—	(3,132)	(893)
Net increase (decrease) in units from capital transactions with contract owners	(13,718)	9,168	2,300	—	(2,797)	98

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

PIMCO Funds								Prudential Investment Portfolios 18

PIMCO High Yield Fund — Class A		PIMCO Long-Term U.S. Government Fund — Class A		PIMCO Low Duration Fund — Class A		PIMCO Total Return Fund — Class A		PGIM Jennison 20/20 Focus Fund — Class A		PGIM Jennison Focused Growth Fund — Class A

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Period from January 1 to December 10, 2021	Year ended December 31, 2020	Period from December 10 to December 31, 2021

$3,448	$5,272	$193	$3,133	$(3,356)	$34	$1,938	$4,839	$(438)	$(215)	$(41)
530	(3,468)	(17,907)	19,582	(749)	(1,684)	(4,717)	8,448	(11,849)	238	(9)
(1,866)	(1,122)	(16,080)	(21,104)	(4,621)	5,704	(11,796)	11,140	(2,229)	2,015	(793)
—	—	18,042	41,505	—	—	—	25,603	16,545	1,626	—
2,112	682	(15,752)	43,116	(8,726)	4,054	(14,575)	50,030	2,029	3,664	(843)

(43,867)	(54,978)	(109,054)	(71,809)	(112,755)	(65,081)	(129,542)	(183,745)	(7,062)	—	(110)
(2,300)	(3,279)	(5,233)	(4,261)	(6,530)	(5,451)	(9,065)	(13,491)	(411)	(202)	(57)
98,009	(103,456)	293,085	(20,617)	66,823	170,479	(183,145)	7,116	(9,973)	(1,176)	46,770
51,842	(161,713)	178,798	(96,687)	(52,462)	99,947	(321,752)	(190,120)	(17,446)	(1,378)	46,603
53,954	(161,031)	163,046	(53,571)	(61,188)	104,001	(336,327)	(140,090)	(15,417)	2,286	45,760
104,119	265,150	218,433	272,004	383,709	279,708	687,875	827,965	15,417	13,131	—
$158,073	$104,119	$381,479	$218,433	$322,521	$383,709	$351,548	$687,875	$—	$15,417	$45,760

5,784	1,288	17,219	3,159	7,318	19,330	5,065	14,667	1,289	51	4,682
(2,924)	(10,766)	(7,846)	(7,875)	(11,905)	(10,529)	(26,794)	(27,771)	(1,890)	(107)	(18)
2,860	(9,478)	9,373	(4,716)	(4,587)	8,801	(21,729)	(13,104)	(601)	(56)	4,664

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Prudential Jennison Natural Resources Fund, Inc.		Putnam Investment Funds		T. Rowe Price Capital Appreciation Fund

	PGIM Jennison Natural Resources Fund, Inc. — Class A		Putnam International Capital Opportunities Fund — Class A		T. Rowe Price Capital Appreciation Fund — Advisor Class

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(488)	$(527)	$(315)	$(325)	$(1,237)	$(95)
Net realized gain (loss) on investments	21,899	(9,505)	11,608	2,403	30,426	2,278
Change in unrealized appreciation (depreciation) on investments	(12,582)	18,575	(7,750)	3,400	(13,499)	5,266
Capital gain distributions	—	—	3,206	2,136	487	8,374
Increase (decrease) in net assets from operations	8,829	8,543	6,749	7,614	16,177	15,823

From capital transactions (note 4):
Transfers for contract benefits and terminations	(5,353)	(18,272)	(12,496)	(11,258)	(65,369)	(9,995)
Administrative expenses	(552)	(1,767)	(808)	(967)	(1,424)	(1,355)
Transfers between subaccounts (including fixed account), net	(65,346)	(58,693)	(25,351)	7,923	(74,921)	74,754
Increase (decrease) in net assets from capital transactions	(71,251)	(78,732)	(38,655)	(4,302)	(141,714)	63,404
Increase (decrease) in net assets	(62,422)	(70,189)	(31,906)	3,312	(125,537)	79,227
Net assets at beginning of year	62,422	132,611	62,226	58,914	131,810	52,583
Net assets at end of year	$—	$62,422	$30,320	$62,226	$6,273	$131,810

Change in units (note 5):
Units purchased	1,413	16,578	317	2,272	174	3,328
Units redeemed	(14,228)	(33,476)	(3,010)	(2,425)	(4,702)	(780)
Net increase (decrease) in units from capital transactions with contract owners	(12,815)	(16,898)	(2,693)	(153)	(4,528)	2,548

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

T. Rowe Price Equity Income Fund		T. Rowe Price Growth Stock Fund, Inc.		The AB Portfolios		The Advisors’ Inner Circle Fund III	Thornburg Investment Trust

T. Rowe Price Equity Income Fund — Advisor Class		T. Rowe Price Growth Stock Fund — Advisor Class		AB All Market Total Return Portfolio — Class A		First Foundation Total Return Fund — Class A	Thornburg International Equity Fund — Class A

Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Period from January 11 to December 31, 2021	Year ended December 31, 2021	Year ended December 31, 2020

$(276)	$851	$(1,310)	$(630)	$(1,157)	$1,516	$266	$(581)	$(318)
44,235	1,198	31,390	7,179	14,065	3,804	1,655	15,420	1,072
(15,116)	19,925	(20,656)	5,886	(10,395)	(5,061)	988	(10,473)	10,473
1,984	2,427	5,049	1,628	6,733	—	9,713	—	2,130
30,827	24,401	14,473	14,063	9,246	259	12,622	4,366	13,357

(77,423)	(13,510)	(65,491)	(3,208)	(34,714)	(25,022)	(13,114)	(8,706)	(6,710)
(2,047)	(1,665)	(1,516)	(719)	(1,555)	(1,964)	(1,541)	(659)	(563)
(97,974)	120,195	32,710	21,961	(869)	4,286	83,271	(71,616)	70,531
(177,444)	105,020	(34,297)	18,034	(37,138)	(22,700)	68,616	(80,981)	63,258
(146,617)	129,421	(19,824)	32,097	(27,892)	(22,441)	81,238	(76,615)	76,615
176,658	47,237	79,601	47,504	104,173	126,614	—	76,615	—
$30,041	$176,658	$59,777	$79,601	$76,281	$104,173	$81,238	$—	$76,615

724	8,983	1,062	1,382	1,455	622	6,206	333	6,763
(8,606)	(2,246)	(1,789)	(955)	(3,903)	(2,445)	(1,443)	(5,967)	(1,129)
(7,882)	6,737	(727)	427	(2,448)	(1,823)	4,763	(5,634)	5,634

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Statements of Changes in Net Assets — Continued

	Thornburg Investment Trust (continued)		Virtus Investment Trust

	Thornburg Small/Mid Cap Growth Fund — Class A		Virtus NFJ International Value Fund — Class A		Virtus NFJ Large-Cap Value Fund — Class A

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2021	Year ended December 31, 2020

Increase (decrease) in net assets

From operations:
Net investment income (expense)	$(210)	$—	$(295)	$593	$(2,453)	$(917)
Net realized gain (loss) on investments	(278)	—	14,711	(277)	31,584	2,043
Change in unrealized appreciation (depreciation) on investments	(11,586)	—	(8,144)	6,380	16,042	33,756
Capital gain distributions	9,921	—	—	—	15,478	—
Increase (decrease) in net assets from operations	(2,153)	—	6,272	6,696	60,651	34,882

From capital transactions (note 4):
Transfers for contract benefits and terminations	(7,142)	—	(5,851)	(13,242)	(114,182)	(22,206)
Administrative expenses	(257)	—	(740)	(1,264)	(4,960)	(2,043)
Transfers between subaccounts (including fixed account), net	39,744	—	(61,568)	1,929	75,162	264,664
Increase (decrease) in net assets from capital transactions	32,345	—	(68,159)	(12,577)	(43,980)	240,415
Increase (decrease) in net assets	30,192	—	(61,887)	(5,881)	16,671	275,297
Net assets at beginning of year	—	—	74,474	80,355	275,297	—
Net assets at end of year	$30,192	$—	$12,587	$74,474	$291,968	$275,297

Change in units (note 5):
Units purchased	1,386	—	431	2,499	6,434	18,687
Units redeemed	(298)	—	(7,611)	(3,864)	(8,778)	(2,428)
Net increase (decrease) in units from capital transactions with contract owners	1,088	—	(7,180)	(1,365)	(2,344)	16,259

See accompanying notes to financial statements.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements

December 31, 2021

(1)	Description of Entity

Genworth Life of New York VA Separate Account 2 (the “Separate Account”) is a separate investment account established on January 17, 2008, by Genworth Life Insurance Company of New York (“GLICNY”), pursuant to the laws of the State of New York. GLICNY is owned 65.5% by Genworth Life Insurance Company (“GLIC”) and 34.5% by Genworth Life and Annuity Insurance Company (“GLAIC”). GLICNY is an indirect, wholly-owned subsidiary of Genworth Financial, Inc. (“Genworth”).

GLICNY’s Home Office is located at 600 Third Avenue, Suite 2400, New York, New York, 10016. GLICNY’s principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.

GLICNY’s principal products are long-term care insurance (“LTC”), fixed deferred and immediate annuities, and life insurance. LTC products are intended to protect against the significant and escalating costs of LTC services provided in the insured’s home or assisted living or nursing facilities. Fixed annuities are intended to provide annuitants with a guaranteed income payout for a specified term or for life. Deferred annuities are intended for contract holders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Immediate annuities provide a fixed amount of income for one of the following: a defined number of years, the annuitant’s lifetime or the longer of a defined number of years and the annuitant’s lifetime. Life insurance products provide protection against financial hardship primarily after the death of an insured. On March 7, 2016, Genworth suspended sales of its traditional life insurance and fixed annuity products; however, Genworth continues to service its existing retained and reinsured blocks of business. Effective January 5, 2021, GLICNY suspended sales of its LTC products in New York.

GLICNY also has other products which have not been actively sold since 2011, but it continues to service its existing blocks of business. Those products include variable annuities, variable life insurance and funding agreements. Most of the variable annuities include a guaranteed minimum death benefit. Some of the individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits and certain types of guaranteed annuitization benefits.

The impact of the ongoing coronavirus pandemic (“COVID-19”) is very difficult to predict. Its related outcomes and impact on GLICNY and the Separate Account will depend on the length and severity of the pandemic and shape of the economic recovery, among other factors and uncertainties. Contract owners should continue to monitor their account values.

The Separate Account has subaccounts that currently invest in series or portfolios (“Portfolios”) of open-end mutual funds (“Funds”). Such Portfolios are also available for sale directly to the general public. GLICNY uses the Separate Account to support flexible purchase payment variable deferred annuity contracts issued by GLICNY, as well as other purposes permitted by law.

Currently, there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund).

The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business, that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover its liabilities of GLICNY’s General Account to the extent that the assets of the Separate Account exceed the liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

The Separate Account is registered with the U.S. Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

During the years ended December 31, 2021 and 2020, the following portfolio names were changed:

Prior Portfolio Name	Current Portfolio Name	Effective Date
Thornburg Investment Trust — Thornburg International Value Fund — Class A	Thornburg Investment Trust — Thornburg International Equity Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Classic Value Fund — Class A	Allspring Funds Trust — Allspring Classic Value Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Disciplined U.S. Core Fund — Class A	Allspring Funds Trust — Allspring Disciplined U.S. Core Fund — Class A	December 6, 2021
Wells Fargo FundsTrust — Wells Fargo Treasury Plus Money Market Fund — Class A	Allspring Funds Trust — Allspring Treasury Plus Money Market Fund — Class A	December 6, 2021
BlackRock Basic Value Fund, Inc. — BlackRock Basic Value Fund — Investor A	BlackRock Large Cap Focus Value Fund, Inc. — BlackRock Large Cap Focus Value Fund, Inc. — Investor A	August 31, 2021
Allianz Funds — AllianzGI International Value Fund — Class A	Virtus Investment Trust — Virtus NFJ International Value Fund — Class A	February 1, 2021
Allianz Funds — AllianzGI Large-Cap Value Fund — Class A	Virtus Investment Trust — Virtus NFJ Large-Cap Value Fund — Class A	February 1, 2021
Franklin Fund Allocator Series — Franklin Founding Funds Allocation Fund — Class A	Franklin Fund Allocator Series — Franklin Global Allocation Fund — Class A	February 1, 2021
Allianz Funds — AllianzGI NFJ International Value Fund — Class A	Allianz Funds — AllianzGI International Value Fund — Class A	December 18, 2020
Allianz Funds — AllianzGI NFJ Large-Cap Value Fund — Class A	Allianz Funds — AllianzGI Large-Cap Value Fund — Class A	December 18, 2020
Thornburg Investment Trust — Thornburg Core Growth Fund — Class A	Thornburg Investment Trust — Thornburg Small/Mid Cap Growth Fund — Class A	December 18, 2020
AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Oppenheimer Capital Appreciation Fund — Class A	AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A	September 30, 2020
AIM Equity Funds (Invesco Equity Funds) — Invesco Oppenheimer Main Street Fund® — Class A	AIM Equity Funds (Invesco Equity Funds) — Invesco Main Street Fund® — Class A	September 30, 2020
AIM Growth Series (Invesco Growth Series) — Invesco Oppenheimer Main Street Mid Cap Fund® — Class A	AIM Growth Series (Invesco Growth Series) — Invesco Main Street Mid Cap Fund® — Class A	September 30, 2020

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

Prior Portfolio Name	Current Portfolio Name	Effective Date
AIM International Mutual Funds (Invesco International Mutual Funds) — Invesco Oppenheimer Global Fund — Class A	AIM International Mutual Funds (Invesco International Mutual Funds) — Invesco Global Fund — Class A	September 30, 2020
Federated Equity Funds — Federated Kaufmann Fund — Class A	Federated Hermes Equity Funds — Federated Hermes Kaufmann Fund — Class A	June 26, 2020
Columbia Funds Series Trust — Columbia Large Cap Growth Fund III — Class A	Columbia Funds Series Trust — Columbia Large Cap Growth Opportunity Fund — Class A	January 13, 2020

During the years ended December 31, 2021 and 2020, the following portfolio was liquidated, and the portfolio assets were reinvested in a new portfolio:

Liquidated Portfolio	Reinvested Portfolio	Inception Date
Prudential Investment Portfolios 18 — PGIM Jennison 20/20 Focus Fund — Class A	Prudential Investment Portfolios 18 — PGIM Jennison Focused Growth Fund — Class A	December 10, 2021
Highland Funds II — Highland Total Return Fund — Class A	The Advisors’ Inner Circle Fund III — First Foundation Total Return Fund — Class A	January 11, 2021
Columbia Funds Series Trust — Columbia Select International Equity Fund — Class A	Columbia Acorn Trust — Columbia Acorn International Select — Class A	August 7, 2020

As of December 31, 2021, the following Portfolios were available as investment options for contracts, but not shown on the financial statements as there was no activity from January 1, 2020 through December 31, 2021:

AIM Sector Funds (Invesco Sector Funds) — Invesco Comstock Fund — Class A

Allspring Funds Trust — Allspring Classic Value Fund — Class A

Allspring Funds Trust — Allspring Disciplined U.S. Core Fund — Class A

BlackRock Large Cap Focus Value Fund, Inc. — BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Franklin Value Investors Trust — Franklin Small Cap Value Fund — Class A

JPMorgan Trust II — JPMorgan Investor Growth & Income Fund — Class A

The AB Portfolios — AB Wealth Appreciation Strategy — Class A

All designated Portfolios listed above are series type mutual funds.

(2)	Summary of Significant Accounting Policies

(a) Basis of Presentation

These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (“U.S. GAAP”). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Certain prior year amounts have been reclassified to conform to the current year presentation.

(b) Investments

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the mutual fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk); and

•	Level 3 — unobservable inputs.

The investments of the Separate Account are measured at fair value on a recurring basis. All investments are categorized as Level 1 as of December 31, 2021 and there were no transfers between the levels during 2021.

Purchases and redemptions of investments in mutual funds are recorded on the Valuation Day the request for the purchase or redemption is received. A Valuation Day is any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares. Income distributions, and gains from realized gain distributions, are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

(c) Unit Classes

There are several unit classes of subaccounts based on the variable annuity contract through which the subaccounts are available. An indefinite number of units in each unit class is authorized. Each unit class has its own expense structure as noted in note 4(a) below. In January 2011, Genworth announced that its insurance company subsidiaries, including GLICNY, would discontinue new sales of variable annuity products but would continue to service existing blocks of business. Although the contracts are no longer available for new sales, additional purchase payments may still be accepted under the terms of the contracts.

(d) Federal Income Taxes

The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

(e) Net Assets

Net assets are currently attributable to contract owners in the accumulation period as no contract owners have begun receiving annuity payments.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

(f) Subsequent Events

No material subsequent events have occurred since December 31, 2021 through April 18, 2022, the date the financial statements were available to be issued, that would require adjustment to the financial statements.

(3)	Purchases and Sales of Investments

The aggregate cost of investments acquired, and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2021 were:

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
AB Cap Fund, Inc.
AB Small Cap Growth Portfolio — Class A	$10,244	$76,316
AB Trust
AB International Value Fund — Class A	—	—
AIM Counselor Series Trust (Invesco Counselor Series Trust)
Invesco Capital Appreciation Fund — Class A	—	—
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A	41,769	9,840
Invesco Main Street Fund® — Class A	437,677	113,325
AIM Growth Series (Invesco Growth Series)
Invesco Main Street Mid Cap Fund® — Class A	3,050	103,456
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A	8,061	96,736
Allspring Funds Trust
Allspring Treasury Plus Money Market Fund — Class A	112,241	112,241
American Century Capital Portfolios, Inc.
American Century Equity Income Fund — A Class	2,400	69,535
American Century Government Income Trust
American Century Inflation — Adjusted Bond Fund — Advisor Class	34,255	70,475
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund — Investor A	69,141	71,265
Calamos Investment Trust
Calamos Growth Fund — Class A	78,192	117,855
Cohen & Steers Global Realty Shares, Inc.
Cohen & Steers Global Realty Shares — Class A	2,314	73,686
Columbia Acorn Trust
Columbia Acorn Fund — Class A	119,289	71,467
Columbia Acorn International Select — Class A	403,712	172,179
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A	71,746	16,386
Columbia Select Mid Cap Value Fund — Class A	845	1,872
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A	9,114	35,055
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A	9,034	64,046
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A	5,805	46,274

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A	$13,853	$75,060
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A	572	39,320
Fidelity Advisor® Equity Growth Fund — Class A	21,737	331,777
Fidelity Advisor® Leveraged Company Stock Fund — Class A	5,111	7,904
Fidelity Advisor Series II
Fidelity Advisor® Mid Cap II Fund — Class A	—	—
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A	51,530	82,175
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A	28,740	90,968
Highland Funds II
Highland Total Return Fund — Class A	106	87,361
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A	99,202	458,159
Janus Investment Fund
Janus Henderson Forty Fund — Class A	4,035	94,023
Legg Mason Global Asset Management Trust
ClearBridge Value Trust — Class FI	—	—
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI	75,827	18,592
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A	12,596	297,063
Lord Abbett Bond-Debenture Fund, Inc.
Lord Abbett Bond-Debenture Fund — Class A	56,681	12,480
Lord Abbett Mid Cap Stock Fund, Inc.
Lord Abbett Mid Cap Stock Fund — Class A	6,757	68,067
PIMCO Funds
PIMCO High Yield Fund — Class A	110,038	55,074
PIMCO Long-Term U.S. Government Fund — Class A	350,409	153,477
PIMCO Low Duration Fund — Class A	84,194	139,909
PIMCO Total Return Fund — Class A	84,039	403,434
Prudential Investment Portfolios 18
PGIM Jennison 20/20 Focus Fund — Class A	55,203	56,544
PGIM Jennison Focused Growth Fund — Class A	46,774	210
Prudential Jennison Natural Resources Fund, Inc.
PGIM Jennison Natural Resources Fund, Inc. — Class A	7,967	79,712
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A	8,057	43,823
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class	5,561	148,030
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class	19,410	195,150
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class	52,991	83,397

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

Fund/Portfolio	Cost of Shares Acquired	Proceeds from Shares Sold
The AB Portfolios
AB All Market Total Return Portfolio — Class A	$28,278	$59,840
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A	102,237	23,638
Thornburg Investment Trust
Thornburg International Equity Fund — Class A	4,810	86,375
Thornburg Small/Mid Cap Growth Fund — Class A	51,233	9,173
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A	4,438	72,896
Virtus NFJ Large-Cap Value Fund — Class A	143,438	174,391

(4)	Related Party Transactions

(a) GLICNY

Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross premiums recorded by GLICNY on its flexible premium variable deferred annuity contracts, less deductions retained as compensation for premium taxes. GLICNY may deduct charges for premium tax or other tax levied by any governmental entity from purchase payments or assets when the premium tax is incurred or when we pay proceeds under the contract.

Charges are assessed under the contracts to cover mortality and expense risks that GLICNY assumes, certain administrative expenses, as well as any additional elective benefits provided under the contract. Contract owners may elect one of two separate classes of contracts available — one class that assesses a sales charge upon surrender of the contract within 7 years of receipt of the purchase payment (“Class B”), the other class which assesses a sales charge upon surrender of the contract within 4 years of receipt of the purchase payment (“Class L”). There is also a charge assessed if the contract owner elects a joint annuitant, a living benefit rider option and/or a death benefit rider option.

The mortality and expense risk charge for the contract is lower if the contract owner elects Class B and higher if the contract owner elects Class L. As of December 31, 2021, the mortality and expense risk charge was 1.20% for Class B and 1.50% for Class L. As of December 31, 2021, the administrative expense charge for both classes was 0.15% and the joint annuitant charge for both classes was 0.05%. The administrative expense charge, mortality and expense risk charge and joint annuitant charge are assessed on the contract owners’ average daily net assets in the Separate Account and, therefore, are assessed through a reduction of unit values.

As of December 31, 2021, the charge for the living benefit rider options upon reset was 1.25% of benefit base and, if the Principal Protection Death Benefit (“PPDB”) was elected with the living benefit rider option, there is an additional charge that ranged from 0.15% to 0.50% of the value of the PPDB. The charge for the Annual Step-Up Death Benefit Rider (“ASDB”) as of December 31, 2021 was 0.20%. The charge for the ASDB is assessed as a percentage of contract value at the time the charge is taken. The charges for the living benefit riders, including the PPDB, and the ASDB are assessed through a redemption in units.

Note 6 demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more available rider options equal to the total amount assessed on a daily basis. The range of contract charges as of December 31, 2021 was 1.35% to 1.70% as a percentage of contract owners’ average daily net assets in the Separate Account and reflect a Class B contract with a single annuitant (lowest fee) to a Class L contract with joint annuitants. The charges for the living benefit riders, including the PPDB, and the ASDB rider are not reflected in this range because the charges are not assessed on the contract owners’ average daily net assets in the Separate Account. In addition to

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

the charges described above, an annual contract maintenance charge of $30.00 is assessed to all contracts. This charge is taken on each contract anniversary and at the time the contract is surrendered. This charge is assessed through a redemption in units. This charge is not assessed if the contract owner’s contract value is $40,000 or more at the time the charge is due.

(b) Accrued Expenses Payable to Affiliate

Charges and deductions made under the contracts for services and benefits unpaid at year-end are accrued and payable to GLICNY.

(c) Capital Brokerage Corporation

Capital Brokerage Corporation (“CBC”), an affiliate of GLICNY, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

(5)	Capital Transactions

All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2021 and 2020 are reflected in the Statements of Changes in Net Assets.

(6)	Financial Highlights

GLICNY’s variable annuity products have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values, and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios for the years or lesser periods ended December 31, 2021, 2020, 2019, 2018 and 2017 follows. This information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented due to the timing of the introduction of new funds.

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2021 and were available to contract owners during 2021. The following funds were not disclosed but were available to contract owners as they had no outstanding units as of December 31, 2021:

AB Cap Fund, Inc. — AB Small Cap Growth Portfolio — Class A

AB Trust — AB International Value Fund — Class A

AIM Counselor Series Trust (Invesco Counselor Series Trust) — Invesco Capital Appreciation Fund — Class A

AIM Growth Series (Invesco Growth Series) — Invesco Main Street Mid Cap Fund® — Class A

AIM Sector Funds (Invesco Sector Funds) — Invesco Comstock Fund — Class A

Allspring Funds Trust — Allspring Classic Value Fund — Class A

Allspring Funds Trust — Allspring Disciplined U.S. Core Fund — Class A

Allspring Funds Trust — Allspring Treasury Plus Money Market Fund — Class A

American Century Capital Portfolios, Inc. — American Century Equity Income Fund — A Class

BlackRock Large Cap Focus Value Fund, Inc. — BlackRock Large Cap Focus Value Fund, Inc. — Investor A

Cohen & Steers Global Realty Shares, Inc. — Cohen & Steers Global Realty Shares — Class A

Fidelity Advisor Series II — Fidelity Advisor® Mid Cap II Fund — Class A

Franklin Value Investors Trust — Franklin Small Cap Value Fund — Class A

Highland Funds II — Highland Total Return Fund — Class A — fund liquidated January 11, 2021

Janus Investment Fund — Janus Henderson Forty Fund — Class A

JPMorgan Trust II — JPMorgan Investor Growth & Income Fund — Class A

Legg Mason Global Asset Management Trust — ClearBridge Value Trust — Class FI

Lord Abbett Mid Cap Stock Fund, Inc. — Lord Abbett Mid Cap Stock Fund — Class A

Prudential Investment Portfolios 18 — PGIM Jennison 20/20 Focus Fund — Class A

Prudential Jennison Natural Resources Fund, Inc. — PGIM Jennison Natural Resources Fund, Inc. — Class A — fund liquidated December 10, 2021

The AB Portfolios – AB Wealth Appreciation Strategy — Class A

Thornburg Investment Trust — Thornburg International Equity Fund — Class A

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM Equity Funds (Invesco Equity Funds)
Invesco Charter Fund — Class A
2021	1.35% to 1.70%	1,169	26.07 to 24.84	30	0.32%	25.68% to 25.23%
2020	1.35% to 1.70%	—	20.74 to 19.83	—	0.00%	11.97% to 11.57%
2019	1.35% to 1.70%	—	18.52 to 17.78	—	0.00%	27.26% to 26.81%
2018	1.35% to 1.70%	—	14.56 to 14.02	—	0.00%	(10.87)% to (11.19)%
2017	1.35% to 1.70%	22,777	16.33 to 15.78	369	0.43%	11.73% to 11.33%
Invesco Main Street Fund® — Class A
2021	1.35% to 1.70%	9,522	31.87 to 30.37	298	0.53%	25.88% to 25.43%
2020	1.35% to 1.70%	—	25.32 to 24.21	—	0.00%	12.82% to 12.42%
2019	1.35% to 1.70%	20,457	22.44 to 21.53	454	0.82%	30.16% to 29.70%
2018	1.35% to 1.70%	26,597	17.24 to 16.60	454	1.03%	(9.14)% to (9.46)%
2017	1.35% to 1.70%	22,340	18.97 to 18.34	420	0.87%	15.17% to 14.76%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
AIM International Mutual Funds (Invesco International Mutual Funds)
Invesco Global Fund — Class A
2021	1.65% to 1.65%	1,122	27.07 to 27.07	30	0.00%	13.46% to 13.46%
2020	1.35% to 1.70%	4,392	24.79 to 23.71	107	0.00%	25.90% to 25.45%
2019	1.35% to 1.70%	3,672	19.69 to 18.90	71	0.52%	29.79% to 29.33%
2018	1.35% to 1.70%	4,761	15.17 to 14.61	71	0.32%	(14.73)% to (15.04)%
2017	1.35% to 1.70%	7,857	17.79 to 17.20	139	0.46%	34.41% to 33.93%
American Century Government Income Trust
American Century Inflation — Adjusted Bond Fund — Advisor Class
2021	1.35% to 1.70%	8,322	13.12 to 12.50	107	4.05%	4.69% to 4.32%
2020	1.35% to 1.70%	11,383	12.53 to 11.98	141	1.19%	8.55% to 8.16%
2019	1.35% to 1.70%	32,114	11.54 to 11.08	367	2.13%	6.05% to 5.68%
2018	1.35% to 1.70%	36,413	10.88 to 10.48	392	2.52%	(4.00)% to (4.34)%
2017	1.35% to 1.70%	33,127	11.34 to 10.96	372	1.81%	1.45% to 1.09%
BlackRock Global Allocation Fund, Inc.
BlackRock Global Allocation Fund —Investor A
2021	1.35% to 1.65%	14,508	17.41 to 16.70	245	0.95%	5.01% to 4.69%
2020	1.35% to 1.65%	15,825	16.57 to 15.95	256	0.46%	19.16% to 18.80%
2019	1.35% to 1.65%	19,103	13.91 to 13.43	260	1.15%	15.63% to 15.28%
2018	1.35% to 1.65%	19,648	12.03 to 11.65	231	0.56%	(8.88)% to (9.16)%
2017	1.35% to 1.65%	19,876	13.20 to 12.82	257	0.72%	11.80% to 11.46%
Calamos Investment Trust
Calamos Growth Fund — Class A
2021	1.35% to 1.70%	2,224	29.09 to 27.72	63	0.00%	21.61% to 21.18%
2020	1.35% to 1.65%	3,707	23.92 to 23.02	87	0.00%	31.13% to 30.73%
2019	1.35% to 1.65%	4,373	18.24 to 17.61	79	0.00%	29.34% to 28.95%
2018	1.35% to 1.65%	4,779	14.10 to 13.66	67	0.00%	(7.15)% to (7.43)%
2017	1.35% to 1.65%	4,850	15.19 to 14.75	73	0.00%	24.89% to 24.51%
Columbia Acorn Trust
Columbia Acorn Fund — Class A
2021	1.35% to 1.70%	4,431	30.22 to 28.80	129	0.95%	7.32% to 6.94%
2020	1.35% to 1.65%	3,823	28.16 to 27.10	105	0.00%	27.44% to 27.05%
2019	1.35% to 1.65%	4,217	22.10 to 21.33	91	0.00%	24.51% to 24.13%
2018	1.35% to 1.65%	4,428	17.75 to 17.18	77	0.00%	(6.51)% to (6.80)%
2017	1.35% to 1.65%	4,599	18.98 to 18.44	85	0.00%	23.23% to 22.86%
Columbia Acorn International Select — Class A
2021	1.35% to 1.70%	26,072	12.53 to 12.46	326	0.72%	9.00% to 8.61%
2020 (4)	1.35% to 1.70%	7,752	11.49 to 11.48	89	0.00%	14.92% to 14.76%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Columbia Funds Series Trust
Columbia Large Cap Growth Opportunity Fund — Class A
2021	1.35% to 1.70%	1,747	26.25 to 25.77	46	0.00%	17.47% to 17.05%
2020	1.35% to 1.70%	—	22.34 to 22.01	—	0.00%	38.60% to 38.11%
2019	1.35% to 1.70%	—	16.12 to 15.94	—	0.00%	34.10% to 33.63%
2018	1.35% to 1.70%	—	12.02 to 11.93	—	0.00%	(5.67)% to (6.01)%
2017	1.35% to 1.70%	—	12.74 to 12.69	—	0.00%	25.86% to 25.42%
Columbia Select Mid Cap Value Fund — Class A
2021	1.65% to 1.65%	246	25.84 to 25.84	6	0.30%	29.78% to 29.78%
2020	1.65% to 1.65%	310	19.91 to 19.91	6	0.94%	4.72% to 4.72%
2019	1.35% to 1.70%	4,005	19.70 to 18.90	78	0.92%	29.53% to 29.07%
2018	1.35% to 1.70%	5,026	15.21 to 14.64	76	0.47%	(14.63)% to (14.94)%
2017	1.35% to 1.70%	6,846	17.81 to 17.22	121	0.92%	11.81% to 11.41%
Davis New York Venture Fund, Inc.
Davis New York Venture Fund — Class A
2021	1.65% to 1.65%	550	22.70 to 22.70	12	0.14%	10.65% to 10.65%
2020	1.35% to 1.65%	1,779	21.31 to 20.51	37	0.50%	9.91% to 9.57%
2019	1.35% to 1.65%	2,800	19.39 to 18.72	54	1.55%	29.14% to 28.75%
2018	1.35% to 1.65%	3,228	15.02 to 14.54	48	0.64%	(14.19)% to (14.45)%
2017	1.35% to 1.70%	17,475	17.50 to 16.91	303	0.34%	20.51% to 20.08%
Eaton Vance Mutual Funds Trust
Eaton Vance Floating-Rate Fund — Class A
2021	1.35% to 1.70%	3,588	14.08 to 13.42	50	3.08%	2.61% to 2.25%
2020	1.35% to 1.70%	7,676	13.72 to 13.12	104	3.59%	0.78% to 0.42%
2019	1.35% to 1.70%	19,704	13.62 to 13.07	265	4.59%	5.40% to 5.02%
2018	1.35% to 1.70%	28,812	12.92 to 12.44	368	4.06%	(0.83)% to (1.18)%
2017	1.35% to 1.70%	16,993	13.03 to 12.59	220	3.56%	2.67% to 2.31%
Eaton Vance Special Investment Trust
Eaton Vance Large-Cap Value Fund — Class A
2021	1.35% to 1.70%	1,426	21.56 to 20.55	30	0.97%	22.62% to 22.18%
2020	1.35% to 1.70%	3,556	17.59 to 16.82	62	1.35%	0.90% to 0.54%
2019	1.35% to 1.70%	6,391	17.43 to 16.73	110	1.27%	28.04% to 27.58%
2018	1.35% to 1.70%	8,185	13.61 to 13.11	110	1.19%	(8.10)% to (8.42)%
2017	1.35% to 1.65%	436	14.81 to 14.39	6	1.06%	13.26% to 12.92%
Federated Hermes Equity Funds
Federated Hermes Kaufmann Fund — Class A
2021	1.65% to 1.65%	537	30.49 to 30.49	16	0.00%	0.72% to 0.72%
2020	1.35% to 1.70%	2,439	31.45 to 30.08	75	0.00%	26.85% to 26.40%
2019	1.65% to 1.65%	542	23.94 to 23.94	13	0.00%	30.75% to 30.75%
2018	1.65% to 1.65%	599	18.31 to 18.31	11	0.00%	1.91% to 1.91%
2017	1.65% to 1.65%	681	17.96 to 17.96	12	0.00%	25.64% to 25.64%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Fidelity Advisor Series I
Fidelity Advisor® Balanced Fund — Class A
2021	1.40% to 1.40%	269	26.13 to 26.13	7	0.39%	16.25% to 16.25%
2020	1.40% to 1.40%	1,927	22.48 to 22.48	43	1.07%	20.40% to 20.40%
2019	1.40% to 1.40%	2,499	18.67 to 18.67	47	1.37%	22.02% to 22.02%
2018	1.40% to 1.40%	2,886	15.30 to 15.30	44	1.20%	(5.79)% to (5.79)%
2017	1.40% to 1.40%	3,213	16.24 to 16.24	52	1.11%	14.47% to 14.47%
Fidelity Advisor® Equity Growth Fund — Class A
2021	1.35% to 1.70%	701	43.24 to 41.20	30	0.00%	21.07% to 20.64%
2020	1.35% to 1.70%	8,441	35.72 to 34.15	297	0.00%	41.49% to 40.99%
2019	1.35% to 1.70%	—	25.24 to 24.22	—	0.00%	31.88% to 31.41%
2018	1.35% to 1.70%	—	19.14 to 18.43	—	0.00%	(1.80)% to (2.15)%
2017	1.35% to 1.70%	—	19.49 to 18.84	—	0.00%	33.03% to 32.56%
Fidelity Advisor® Leveraged Company Stock Fund — Class A
2021	1.65% to 1.65%	1,282	23.68 to 23.68	30	0.12%	23.09% to 23.09%
2020	1.65% to 1.65%	1,542	19.23 to 19.23	30	0.00%	26.78% to 26.78%
2019	1.35% to 1.70%	—	15.72 to 15.08	—	0.00%	27.72% to 27.27%
2018	1.35% to 1.70%	—	12.31 to 11.85	—	0.00%	(17.20)% to (17.50)%
2017	1.35% to 1.70%	—	14.86 to 14.36	—	0.00%	15.74% to 15.33%
Fidelity Contrafund
Fidelity Advisor® New Insights Fund — Class A
2021	1.35% to 1.70%	1,864	35.30 to 33.64	64	0.00%	22.62% to 22.19%
2020	1.35% to 1.65%	2,903	28.79 to 27.71	82	0.01%	21.97% to 21.60%
2019	1.35% to 1.70%	7,975	23.60 to 22.65	186	0.13%	27.41% to 26.96%
2018	1.35% to 1.70%	9,556	18.53 to 17.84	175	0.00%	(5.75)% to (6.09)%
2017	1.35% to 1.65%	3,615	19.66 to 19.09	70	0.00%	26.30% to 25.92%
Franklin Fund Allocator Series
Franklin Global Allocation Fund — Class A
2021	1.35% to 1.70%	24,197	16.39 to 15.61	385	0.83%	10.23% to 9.84%
2020	1.35% to 1.70%	28,108	14.87 to 14.22	407	3.66%	0.18% to (0.18)%
2019	1.35% to 1.70%	29,348	14.84 to 14.24	425	3.10%	16.22% to 15.80%
2018	1.35% to 1.70%	31,188	12.77 to 12.30	389	3.49%	(11.05)% to (11.36)%
2017	1.35% to 1.70%	32,763	14.35 to 13.87	461	2.85%	9.70% to 9.32%
JPMorgan Trust II
JPMorgan Core Bond Fund — Class A
2021	1.35% to 1.70%	30,904	14.10 to 13.44	427	1.77%	(2.70)% to (3.04)%
2020	1.35% to 1.70%	56,670	14.49 to 13.86	810	2.12%	6.39% to 6.02%
2019	1.35% to 1.70%	54,885	13.62 to 13.07	740	2.52%	6.60% to 6.23%
2018	1.35% to 1.70%	65,627	12.78 to 12.31	831	2.50%	(1.41)% to (1.76)%
2017	1.35% to 1.70%	98,331	12.96 to 12.53	1,264	2.35%	2.15% to 1.79%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
Legg Mason Partners Variable Equity Trust
ClearBridge Aggressive Growth Fund — Class FI
2021	1.35% to 1.70%	1,704	27.85 to 26.53	47	0.00%	6.33% to 5.95%
2020	1.35% to 1.70%	—	26.19 to 25.04	—	0.00%	17.84% to 17.42%
2019	1.35% to 1.70%	—	22.22 to 21.33	—	0.00%	22.51% to 22.08%
2018	1.35% to 1.70%	—	18.14 to 17.47	—	0.00%	(9.18)% to (9.51)%
2017	1.35% to 1.65%	87	19.97 to 19.40	2	0.00%	12.74% to 12.40%
Lord Abbett Affiliated Fund, Inc.
Lord Abbett Affiliated Fund — Class A
2021	1.35% to 1.70%	1,329	23.10 to 22.01	30	1.22%	25.03% to 24.59%
2020	1.35% to 1.70%	15,047	18.48 to 17.67	274	2.13%	(2.60)% to (2.95)%
2019	1.35% to 1.70%	5,879	18.97 to 18.21	110	2.28%	23.55% to 23.11%
2018	1.35% to 1.70%	7,250	15.35 to 14.79	110	2.04%	(8.72)% to (9.04)%
2017	1.35% to 1.70%	9,550	16.82 to 16.26	159	2.05%	14.56% to 14.15%
Lord Abbett Bond-Debenture Fund, Inc.
Lord Abbett Bond-Debenture Fund — Class A
2021	1.35% to 1.70%	2,300	19.31 to 18.40	44	1.42%	1.84% to 1.48%
2020	1.35% to 1.70%	—	18.96 to 18.13	—	0.00%	6.11% to 5.73%
2019	1.35% to 1.70%	—	17.87 to 17.15	—	0.00%	11.81% to 11.41%
2018	1.35% to 1.70%	—	15.98 to 15.39	—	0.00%	(5.16)% to (5.50)%
2017	1.35% to 1.70%	—	16.85 to 16.29	—	0.00%	7.70% to 7.32%
PIMCO Funds
PIMCO High Yield Fund — Class A
2021	1.35% to 1.70%	8,684	18.57 to 17.69	158	4.16%	2.28% to 1.92%
2020	1.35% to 1.70%	5,824	18.15 to 17.36	104	4.50%	3.55% to 3.18%
2019	1.35% to 1.70%	15,302	17.53 to 16.82	265	4.77%	12.99% to 12.59%
2018	1.35% to 1.70%	12,340	15.51 to 14.94	190	5.00%	(4.15)% to (4.49)%
2017	1.35% to 1.70%	13,845	16.18 to 15.64	222	4.76%	5.20% to 4.83%
PIMCO Long-Term U.S. Government Fund — Class A
2021	1.35% to 1.70%	20,138	19.33 to 18.42	381	1.56%	(6.16)% to (6.50)%
2020	1.35% to 1.70%	10,765	20.60 to 19.69	218	2.89%	15.90% to 15.49%
2019	1.35% to 1.70%	15,481	17.77 to 17.05	272	2.33%	11.52% to 11.12%
2018	1.35% to 1.70%	15,929	15.93 to 15.35	251	2.36%	(3.78)% to (4.13)%
2017	1.35% to 1.70%	11,712	16.56 to 16.01	192	2.23%	7.22% to 6.84%
PIMCO Low Duration Fund — Class A
2021	1.35% to 1.70%	29,168	11.24 to 10.71	323	0.54%	(2.31)% to (2.66)%
2020	1.35% to 1.70%	33,755	11.50 to 11.00	384	1.46%	1.72% to 1.36%
2019	1.35% to 1.70%	24,954	11.31 to 10.85	280	3.07%	2.77% to 2.40%
2018	1.35% to 1.70%	26,206	11.01 to 10.60	286	1.85%	(1.15)% to (1.50)%
2017	1.35% to 1.70%	26,331	11.13 to 10.76	291	1.40%	0.13% to (0.22)%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
PIMCO Total Return Fund — Class A
2021	1.35% to 1.70%	24,327	14.83 to 14.13	352	1.91%	(2.51)% to (2.86)%
2020	1.35% to 1.70%	46,056	15.22 to 14.55	688	2.16%	7.04% to 6.66%
2019	1.35% to 1.70%	59,160	14.21 to 13.64	828	3.47%	6.44% to 6.06%
2018	1.35% to 1.70%	65,867	13.35 to 12.86	868	2.59%	(1.95)% to (2.30)%
2017	1.35% to 1.70%	100,719	13.62 to 13.16	1,357	2.29%	3.32% to 2.96%
Prudential Investment Portfolios 18
PGIM Jennison Focused Growth Fund — Class A
2021 (5)	1.35% to 1.70%	4,664	9.81 to 9.81	46	0.00%	(1.87)% to (1.89)%
Putnam Investment Funds
Putnam International Capital Opportunities Fund — Class A
2021	1.35% to 1.70%	2,093	14.77 to 14.07	30	0.82%	11.88% to 11.49%
2020	1.35% to 1.70%	4,786	13.20 to 12.62	62	0.94%	9.43% to 9.04%
2019	1.35% to 1.70%	4,939	12.06 to 11.57	59	0.00%	24.15% to 23.71%
2018	1.35% to 1.70%	6,152	9.71 to 9.36	59	0.00%	(17.66)% to (17.95)%
2017	1.35% to 1.70%	7,422	11.80 to 11.40	87	2.38%	32.72% to 32.25%
T. Rowe Price Capital Appreciation Fund
T. Rowe Price Capital Appreciation Fund — Advisor Class
2021	1.65% to 1.65%	199	31.50 to 31.50	6	0.27%	16.26% to 16.26%
2020	1.35% to 1.70%	4,727	28.15 to 26.92	132	1.09%	16.21% to 15.79%
2019	1.35% to 1.65%	2,179	24.22 to 23.38	53	1.25%	22.52% to 22.15%
2018	1.35% to 1.65%	2,287	19.77 to 19.14	45	1.88%	(0.98)% to (1.28)%
2017	1.35% to 1.65%	2,466	19.97 to 19.39	49	0.95%	13.43% to 13.09%
T. Rowe Price Equity Income Fund
T. Rowe Price Equity Income Fund — Advisor Class
2021	1.35% to 1.70%	1,270	24.08 to 22.95	30	1.22%	23.57% to 23.13%
2020	1.35% to 1.70%	9,152	19.49 to 18.64	177	2.05%	(0.32)% to (0.67)%
2019	1.35% to 1.35%	2,415	19.55 to 19.55	47	2.11%	24.47% to 24.47%
2018	1.35% to 1.35%	2,506	15.71 to 15.71	39	1.90%	(10.80)% to (10.80)%
2017	1.35% to 1.35%	2,471	17.61 to 17.61	44	1.68%	14.28% to 14.28%
T. Rowe Price Growth Stock Fund, Inc.
T. Rowe Price Growth Stock Fund — Advisor Class
2021	1.35% to 1.70%	1,329	46.40 to 44.21	60	0.00%	18.09% to 17.67%
2020	1.35% to 1.65%	2,056	39.29 to 37.81	80	0.00%	34.70% to 34.29%
2019	1.35% to 1.35%	1,629	29.17 to 29.17	48	0.00%	28.68% to 28.68%
2018	1.35% to 1.35%	1,757	22.67 to 22.67	40	0.00%	(2.62)% to (2.62)%
2017	1.35% to 1.40%	1,959	23.28 to 23.17	46	0.00%	31.52% to 31.45%
The AB Portfolios
AB All Market Total Return Portfolio — Class A
2021	1.35% to 1.40%	4,675	16.35 to 16.24	76	0.00%	11.43% to 11.37%
2020	1.35% to 1.40%	7,123	14.68 to 14.58	104	3.04%	3.41% to 3.36%
2019	1.35% to 1.40%	8,946	14.19 to 14.11	127	2.11%	17.76% to 17.71%
2018	1.35% to 1.40%	9,636	12.05 to 11.99	116	0.00%	(9.07)% to (9.12)%
2017	1.35% to 1.40%	10,241	13.25 to 13.19	135	1.22%	9.72% to 9.67%

GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 2

Notes to Financial Statements — Continued

December 31, 2021

	Expense as a % of Average Net Assets (1)	Units	Unit Value	Net Assets 000s	Investment Income Ratio (2)	Total Return (3)
The Advisors’ Inner Circle Fund III
First Foundation Total Return Fund — Class A
2021 (6)	1.35% to 1.40%	4,763	17.06 to 16.95	81	1.54%	20.56% to 20.50%
Thornburg Investment Trust
Thornburg Small/Mid Cap Growth Fund — Class A
2021	1.35% to 1.70%	1,088	28.28 to 26.94	30	0.00%	(5.62)% to (5.95)%
2020	1.35% to 1.70%	—	29.96 to 28.65	—	0.00%	39.73% to 39.24%
2019	1.35% to 1.70%	—	21.44 to 20.57	—	0.00%	27.17% to 26.72%
2018	1.35% to 1.70%	—	16.86 to 16.24	—	0.00%	(3.88)% to (4.23)%
2017	1.35% to 1.70%	—	17.54 to 16.95	—	0.00%	22.24% to 21.81%
Virtus Investment Trust
Virtus NFJ International Value Fund — Class A
2021	1.65% to 1.65%	1,362	9.24 to 9.24	13	1.44%	8.08% to 8.08%
2020	1.35% to 1.70%	8,542	8.89 to 8.50	74	2.43%	7.87% to 7.49%
2019	1.35% to 1.70%	9,907	8.24 to 7.91	80	2.50%	19.91% to 19.49%
2018	1.35% to 1.70%	11,615	6.87 to 6.62	79	1.79%	(17.12)% to (17.41)%
2017	1.35% to 1.70%	15,729	8.29 to 8.01	129	1.45%	21.16% to 20.73%
Virtus NFJ Large-Cap Value Fund — Class A
2021	1.35% to 1.70%	13,915	21.37 to 20.37	292	0.61%	24.49% to 24.05%
2020	1.35% to 1.70%	16,259	17.17 to 16.42	275	0.30%	0.56% to 0.20%
2019	1.35% to 1.70%	—	17.07 to 16.38	—	0.00%	22.92% to 22.48%
2018	1.35% to 1.70%	—	13.89 to 13.38	—	0.65%	(10.92)% to (11.24)%
2017	1.35% to 1.70%	8,812	15.59 to 15.07	136	1.39%	19.32% to 18.90%

(1)

Expenses as a percentage of average net assets represent the annualized asset-based contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2)	The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.
(3)

The total return represents a range of maximum and minimum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

(4)	The ratios of expenses and net investment income to average net assets are annualized for the period from August 7 to December 31, 2020.
(5)	The ratios of expenses and net investment income to average net assets are annualized for the period from December 10 to December 31, 2021.
(6)	The ratios of expenses and net investment income to average net assets are annualized for the period from January 11 to December 31, 2021.